CONTRACT BALANCES - Remaining performance obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-10-01 ¥ in Thousands	Sep. 30, 2019 CNY (¥)
Remaining performance obligations
Remaining performance obligations	¥ 1,488,062
Period after which deferred revenue are expected to be recognized as revenue	3 years